Employee Future Benefits - Costs Recognized (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	$ 2	$ 6	$ 8
Administration expenses	1	1	1
Defined benefit expense	10	6	15
Defined contribution expense	11	8	9
Net expense	21	14	24
Interest cost on defined benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Interest cost on defined benefit obligation	16	14	20
Plan assets
Disclosure of net defined benefit liability (asset) [line items]
Interest on plan assets	(9)	(8)	(12)
Curtailment and amendment gain		(7)	(2)
Registered
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	1	3	5
Administration expenses	1	1	1
Defined benefit expense	6	1	9
Defined contribution expense	11	8	9
Net expense	17	9	18
Registered | Interest cost on defined benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Interest cost on defined benefit obligation	13	12	16
Curtailment and amendment gain		(7)
Registered | Plan assets
Disclosure of net defined benefit liability (asset) [line items]
Interest on plan assets	(9)	(8)	(11)
Curtailment and amendment gain		(7)	(2)
Supplemental
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	1	2	2
Administration expenses	0	0	0
Defined benefit expense	4	4	4
Defined contribution expense	0	0	0
Net expense	4	4	4
Supplemental | Interest cost on defined benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Interest cost on defined benefit obligation	3	2	3
Curtailment and amendment gain		0
Supplemental | Plan assets
Disclosure of net defined benefit liability (asset) [line items]
Interest on plan assets	0	0	(1)
Curtailment and amendment gain		0	0
Other
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	0	1	1
Administration expenses	0	0	0
Defined benefit expense	0	1	2
Defined contribution expense	0	0	0
Net expense	0	1	2
Other | Interest cost on defined benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Interest cost on defined benefit obligation	0	0	1
Curtailment and amendment gain		0
Other | Plan assets
Disclosure of net defined benefit liability (asset) [line items]
Interest on plan assets	$ 0	0	0
Curtailment and amendment gain		$ 0	$ 0